Income taxes - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Net deferred tax assets
Net operating loss carryforwards	$ 1,910,665	$ 580
License agreements	967,268
Share based compensation	422,280
Other	114,678	1,914
Total deferred tax assets	3,414,891	2,494
Valuation allowance	$ (3,414,891)	$ (2,494)